UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             5/11/01
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                      0
Form 13F Information Table Entry Total:                74
Form 13F Information Table Value Total:           $360779
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                SETH TOBIAS, MANAGER
                         DISCRETIONARY OWNERSHIP FOR 13F
                          AS OF DATE: DECEMBER 31, 2000

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
                                                              FORM 13F-HR
                                                         qtr ending 3/31/01

        COLUMN 1              COLUMN 2       COLUMN 3     COLUMN 4           COLUMN 5           COLUMN 6     COL 7     COLUMN 8
-------------------------- --------------   ----------   -----------    ------------------   -------------   -----  --------------
                                                            VALUE       SHRS OR  SH/  PUT/   INV. DISCR.              VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS     CUSIP        (x$1000)     PRN AMT  PRN  CALL   SOLE SHRD OTH   MGR     SOLE  SHRD NONE

American Home Products       COMMON       026609107           2350        40000   SH           x                    40000
American International Grp.  COMMON       026874107           8050       100000   SH           x                   100000
Anadarko Petroleum Corp      COMMON       032511107           2197        35000   SH           x                    35000
Baker Hughes Inc.            COMMON       057224107            726        20000   SH           x                    20000
Bank of Bermuda              OTC IS       G07644100            841        17600   SH           x                    17600
Bank of New York             COMMON       064057102            985        20000   SH           x                    20000
Barr Laboratories Inc.       COMMON       068306109           5728       100200   SH           x                   100200
BJ Services Co.              COMMON       055482103           1068        15000   SH           x                    15000
Boise Cascade Corp.          COMMON       097383103            785        25000   SH           x                    25000
Bowater Inc.                 COMMON       102183100            711        15000   SH           x                    15000
Ciena Corp.                  OTC IS       171779101            418        10000   SH           x                    10000
Citigroup Inc.               COMMON       172967101          12819       285000   SH           x                   285000
Comcast Corp.-Sp. Cl. A      OTC IS       200300200           3103        74000   SH           x                    74000
Commerce One Inc.            OTC IS       200693109            233        25000   SH           x                    25000
Continental Airlines Cl. B   COMMON       210795308            828        20000   SH           x                    20000
Deere & Co.                  COMMON       244199105           1090        30000   SH           x                    30000
Dell Computer Corp.          OTC IS       247025109           1798        70000   SH           x                    70000
Dow Jones & Co. Inc.         COMMON       260561105           3387        64700   SH           x                    64700
Du Pont E I De Nemours & Co. COMMON       263534109           1017        25000   SH           x                    25000
EMC Corp-Mass.               COMMON       268648102           1029        35000   SH           x                    35000
Edison International         COMMON       281020107            316        25000   SH           x                    25000
Enron Corp.                  COMMON       293561106           5229        90000   SH           x                    90000
Exodus Communications Inc.   OTC IS       302088109            960       100000   SH           x                   100000
EOG Resources Inc.           COMMON       26875P101           2886        70000   SH           x                    70000
Fannie Mae                   COMMON       313586109           9154       115000   SH           x                   115000
Ford Motor Co.               COMMON       345370860           2671        95000   SH           x                    95000
Freddie Mac                  COMMON       313400301           6483       100000   SH           x                   100000
GAP Inc.                     COMMON       364760108            237        10000   SH           x                    10000
General Motors Corp.         COMMON       370442105           1296        25000   SH           x                    25000
General Motors Cl. H         COMMON       370442832           4516       212500   SH           x                   212500
Goldman Sachs Group Inc.     COMMON       38141G104           7659        90000   SH           x                    90000
Home Depot Inc.              COMMON       437076102           1293        30000   SH           x                    30000
Human Genome Sciences        OTC IS       444903108           1840        40000   SH           x                    40000
I2 Technologies Inc.         OTC IS       465754109           2175       150000   SH           x                   150000
IBIS Technology Corp.        OTC IS       450909106            687        25000   SH           x                    25000
International Paper Co.      COMMON       460146103            722        20000   SH           x                    20000
Johnson & Johnson            COMMON       478160104           1749        20000   SH           x                    20000
King Pharmaceuticals Inc.    COMMON       495582108           3667        90000   SH           x                    90000
Laboratory Corp America HldgsCOMMON       50540R409           3607        30000   SH           x                    30000
Lehman Brothers Hldgs Inc.   COMMON       524908100           1881        30000   SH           x                    30000
Eli Lilly & Co.              COMMON       532457108           1533        20000   SH           x                    20000
McLeod Inc. Cl. A            OTC IS       582266102            434        50000   SH           x                    50000
Mercury Interactive          OTC IS       589405109            837        20000   SH           x                    20000
Mellon Financial Corp.       COMMON       58551A108            810        20000   SH           x                    20000
Merrill Lynch & Co.          COMMON       590188108           5817       105000   SH           x                   105000
Metro-Goldwyn-Mayer Inc.     COMMON       591610100           7656       446700   SH           x                   446700
Marvell Technologies Gr.     OTC IS       G5876H105            603        50000   SH           x                    50000
Micron Technology Inc.       COMMON       595112103           9759       235000   SH           x                   235000
Morgan Stanley Dean Witter   COMMON       617446448           3477        65000   SH           x                    65000
NASDAQ 100 shares            COMMON       631100104          24273       620000   SH           x                   620000
TNPC Inc.                    COMMON       87260K107           5850       900000   SH           x                   900000
Nokia Corp. ADR              COMMON       654902204           1440        60000   SH           x                    60000
Nextel Partners Inc.         OTC IS       65333F107            687        50000   SH           x                    50000
Optimal Robotics Corp.       OTC IS       68388R208            521        20000   SH           x                    20000
Oracle Systems               OTC IS       68389X105            225        15000   SH           x                    15000
Pzifer Inc.                  COMMON       717081103           1433        35000   SH           x                    35000
Partner re Ltd.              COMMON       G6852T105           1971        40000   SH           x                    40000
Pharmaceutical Hldrs Tr.     COMMON       71712A206           4306        45000   SH           x                    45000
Pharmacia Corp.              COMMON       71713U102           1007        20000   SH           x                    20000
Procter & Gamble Co.         COMMON       742718109            626        10000   SH           x                    10000
S&P Depository Receipts Tr.  COMMON       78462F103           1167        10000   SH           x                    10000
SCI Systems Inc.             COMMON       783890106           1820       100000   SH           x                   100000
Sante Fe Int'l               COMMON       G7805C108            325        10000   SH           x                    10000
Schering Plough corp. calls  COMMON       8066050DH            731        20000   SH           x call               20000
Scientific Atlanta           COMMON       808655104           1248        30000   SH           x                    30000
Smith International inc.     COMMON       832110100           1053        15000   SH           x                    15000
Tiffany & Co.                COMMON       886547108            272        10000   SH           x                    10000
TheStreet.com                OTC IS       88368Q103          92969       297500   SH           x                   297500
Universal Health Services                                                         SH
  Cl. B                      COMMON       913903100           4194        47500   SH           x                    47500
Viacom Cl. B                 COMMON       925524308           6156       140000   SH           x                   140000
Vitesse Semiconductor Corp.  OTC IS       928497106          59531        25000   SH           x                    25000
Wells Fargo & Co.            COMMON       949746101           2473        50000   SH           x                    50000
Wellpoint Health Networks    COMMON       94973H108           7148        75000   SH           x                    75000
Yahoo Inc.                   OTC IS       984332106            236        15000   SH           x                    15000
                                                            360779
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